Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000025615 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025615 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025615 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025615 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025615 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025615 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025615 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025615 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025615 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025617 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025617 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025617 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025617 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025617 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025617 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025617 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025617 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025617 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201720 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201720 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201720 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201720 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201720 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201720 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201720 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201720 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201720 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161511 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000161511 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161511 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161511 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161511 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161511 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161511 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161511 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161511 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025613 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025613 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025613 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025613 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025613 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025613 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025613 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025613 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025613 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091959 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000091959 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091959 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091959 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091959 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091959 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091959 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091959 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091959 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110562 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000110562 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110562 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110562 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110562 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110562 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110562 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110563 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000110563 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110563 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110563 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110563 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110563 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110563 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110563 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110563 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201721 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000201721 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201721 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000201721 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201721 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201721 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201721 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201721 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201721 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110566 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000110566 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110566 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110566 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110566 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110566 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110566 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110566 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110566 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198933 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000198933 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000198933 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000198933 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198933 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198933 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198933 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198933 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198933 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110564 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000110564 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110564 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110564 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110564 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110564 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110564 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110564 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110564 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110565 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000110565 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110565 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110565 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110565 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110565 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110565 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110565 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110565 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%